Credit Quality of Financing Receivables and the Allowance for Doubtful Receivables	12 Months Ended
Mar. 31, 2012
Credit Quality of Financing Receivables and the Allowance for Doubtful Receivables

20. CREDIT QUALITY OF FINANCING RECEIVABLES AND THE ALLOWANCE FOR DOUBTFUL RECEIVABLES

(a) Financing receivables and Allowance for doubtful receivables

The financial subsidiaries of the Company have financing receivables and Ricoh classifies them into three categories; “lease receivables”, “installment loans” and “installment receivables and other”. These receivables consist of a large number of smaller-balance homogenous loans, lease receivables and installment receivables. Financing receivables classified as “lease receivables” and “installment receivables and other” are resulting from sale and lease transactions of mainly office equipment. Financing receivables classified as “installment loans” are resulting from financial services.

Ricoh continuously monitors overdue financing receivables, which Ricoh considers as uncollectible risk receivables. For financing receivables with specific customer collection issues, Ricoh individually evaluates their collectability in order to determine the amount of allowance for doubtful receivables. For other financing receivables, Ricoh categorizes these receivables into groups by their nature and characteristics. Ricoh collectively evaluates the collectability by each group, using its historical experience of write-off and determines the amount of allowance for doubtful receivables.

Financing receivables and allowance for doubtful receivables as of March 31, 2011 and 2012 are as follows:

	Millions of Yen
	March 31, 2011
	Lease receivables	Installment loans	Installment receivables and other	Total
Allowance for doubtful receivables:
Individually evaluated	¥4,554	¥710	¥1,249	¥6,513
Collectively evaluated	5,973	1,062	1,236	8,271

Total: Allowance for doubtful receivables	¥10,527	¥1,772	¥2,485	¥14,784

Financing receivables:
Individually evaluated	72,080	1,105	4,112	77,297
Collectively evaluated	520,271	73,301	46,093	639,665

Total: Financing receivables	¥592,351	¥74,406	¥50,205	¥716,962

	Millions of Yen
	March 31, 2012
	Lease receivables	Installment loans	Installment receivables and other	Total
Allowance for doubtful receivables:
Beginning balance	¥10,527	¥1,772	¥2,485	¥14,784

Charge-offs	(1,288)	(31)	(78)	(1,397)
Recoveries	(7)	—	—	(7)
Provision	(655)	6	195	(454)
Translation adjustments	(105)	—	(7)	(112)
Ending balance	¥8,472	¥1,747	¥2,595	¥12,814

Individually evaluated	2,069	662	2,061	4,792
Collectively evaluated	6,403	1,085	534	8,022

Financing receivables:
Individually evaluated	¥64,622	¥927	¥5,258	¥70,807
Collectively evaluated	548,209	84,181	42,194	674,584

Total: Financing receivables	¥612,831	¥85,108	¥47,452	¥745,391

	Thousands of U.S. Dollars
	March 31, 2012
	Lease receivables	Installment loans	Installment receivables and other	Total
Allowance for doubtful receivables:
Beginning balance	$128,378	$21,610	$30,305	$180,293

Charge-offs	(15,708)	(378)	(951)	(17,037)
Recoveries	(85)	—	—	(85)
Provision	(7,988)	73	2,378	(5,537)
Translation adjustments	(1,280)	—	(86)	(1,366)
Ending balance	$103,317	$21,305	$31,646	$156,268

Individually evaluated	$25,232	$8,073	$25,134	$58,439
Collectively evaluated	78,085	13,232	6,512	97,829

Financing receivables:
Individually evaluated	$788,073	$11,305	$64,122	$863,500
Collectively evaluated	6,685,476	1,026,597	514,561	8,226,634

Total: Financing receivables	$7,473,549	$1,037,902	$578,683	$9,090,134

(b) Age Analysis

Ricoh ascribes the fact of past due to credit quality indicators and classifies financing receivables into Overdue and Current.

Analysis of the age of the recorded financing receivables as of March 31, 2011 and 2012 is as follows:

	Millions of Yen
	March 31, 2011
	Lease receivables	Installment loans	Installment receivables and other	Total
Current	¥584,918	¥74,373	¥48,544	¥707,835
Overdue	7,433	33	1,661	9,127

Total: Financing receivables	¥592,351	¥74,406	¥50,205	¥716,962

	Millions of Yen
	March 31, 2012
	Lease receivables	Installment loans	Installment receivables and other	Total
Current	¥608,336	¥84,274	¥45,049	¥737,659
Overdue	4,495	834	2,403	7,732

Total: Financing receivables	¥612,831	¥85,108	¥47,452	¥745,391

	Thousands of U.S. Dollars
	March 31, 2012
	Lease receivables	Installment loans	Installment receivables and other	Total
Current	$7,418,732	$1,027,731	$549,378	$8,995,841
Overdue	54,817	10,171	29,305	94,293

Total: Financing receivables	$7,473,549	$1,037,902	$578,683	$9,090,134